UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON FORM 13F FILED ON MAY 3, 2001 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRES ON MAY 9, 2002.

Report for the Calendar Year or Quarter Ended:     March 31, 2001

Check here if Amendment [X]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      M.H. Davidson & Co., L.L.C.
Address:   885 Third Avenue Suite 3300
           New York, NY 10022



13F File Number:  28-4666

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Thomas L. Kempner Jr.
Title:   Member
Phone:   212-446-4060

Signature, Place, and Date of Signing:

  Thomas L. Kempner Jr.  New York  May 6, 2002


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      18

Form 13F Information Table Value Total:       455,016,000



List of Other Included Managers:



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
                                                                  FORM 13F INFORMATION TABLE

						 				VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- ------

ALZA CORP                      CS               022615108    41484  1024300 SH       SOLE                  1024300
BARRETT RESOURCES              CS               068480201     3843    64000 SH       SOLE                    64000
BIOCHEM PHARMACEUTICAL         CS               09058T108    21223   697260 SH       SOLE                   697260
CENTURA BANK                   CS               15640T100     3981    80500 SH       SOLE                    80500
CIT GROUP                      CS               125577106    17361   601150 SH       SOLE                   601150
CUBE MICROSYSTEMS              CS               12501N108     2012   165100 SH       SOLE                   165100
GEORGIA PACIFIC TIMBER GROUP   CS               373298702     7016   244473 SH       SOLE                   244473
HARCOURT GENERAL               CS               41163G101    16840   302500 SH       SOLE                   302500
HONEYWELL                      CS               438516106   114266  2800644 SH       SOLE                  2800644
JNJ 4/3 121 PUTS               PT                            15605   465400 SH  Put  SOLE                   465400
KENT ELECTRONICS               CS               490553104     5444   311100 SH       SOLE                   311100
MCN ENERGY                     CS               55267J100    13699   530964 SH       SOLE                   530964
SILICON VALLEY GROUP           CS               827066101     7639   280993 SH       SOLE                   280993
SODEXHO MARRIOTT SERVICES      CS               833793102     5034   173300 SH       SOLE                   173300
TEXACO INC                     CS               881694103    44818   674966 SH       SOLE                   674966
TOSCO CORP                     CS               891490302    42916  1003650 SH       SOLE                  1003650
TRUE NORTH COMMUNICATIONS      CS               897844106     6044   160100 SH       SOLE                   160100
UNITED DOMINION                CS               909914103     8778   418000 SH       SOLE                   418000
VOICESTREAM VS (DT.1)          CS               928615103    93853  1016693 SH       SOLE                  1016693
						455,016